Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
4.	PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Leasehold improvement	57,625	218
Electronic equipment	52,220	30,115
Vehicles	2,515	2,989
	112,360	33,322
Less: accumulated depreciation	(67,275)	(18,215)
	45,085	15,107

Depreciation expenses were RMB24,715, RMB28,502 and RMB27,494 for the years ended December 31, 2019, 2020 and 2021, respectively.

In 2021, the Company terminated certain sales offices’ rental arrangements, and accordingly derecognized the leasehold improvements of these sales offices. The corresponding losses on leasehold improvement in relation to such termination amounted to RMB41,254, which is included in lease termination losses.